Ordinary share (Details) - USD ($)										6 Months Ended
		Sep. 15, 2025	Jan. 28, 2025	Dec. 29, 2024	Dec. 26, 2024	Dec. 12, 2024	May 02, 2024	Feb. 08, 2023	Feb. 06, 2023	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Aug. 27, 2025	Dec. 31, 2024	Nov. 08, 2024	Mar. 12, 2024	Apr. 28, 2021
Ordinary share (Details) [Line Items]
Share capital authorized (in Dollars)										$ 50,000
Ordinary shares, par value (in Dollars per share)															$ 0.00004	$ 0.00004
Ordinary shares, shares issued															1,150,000	870,000
Gross proceeds (in Dollars)										$ 0	$ 5,883,000
Net proceeds after deduction of costs related to initial public offerings (in Dollars)									$ 14,098,140
Underwriters an option									45 days
Purchase price (in Dollars per share)		$ 1.2
Purchase price of ordinary share (in Dollars)			$ 3,400,000	$ 3,125,000	$ 2,800,000	$ 2,700,000	$ 7,266,000
Gross proceeds from offering (in Dollars)		$ 18,600,000
Class A Ordinary Shares [Member]
Ordinary share (Details) [Line Items]
Ordinary shares, authorized	[1]									20,000,000,000		20,000,000,000
Ordinary shares, par value (in Dollars per share)	[1]									$ 0.008		$ 0.008
Ordinary shares, shares issued	[1]									16,216,825		16,216,825
Ordinary shares, shares outstanding	[1]									16,216,825		16,216,825
Voting rights, description										Each Class A Ordinary Share has one (1) vote
Initial public offering		15,500,000
Public offering price per share (in Dollars per share)		$ 0.008
Gross proceeds (in Dollars)			$ 3,052,000	$ 2,831,250	$ 2,529,000	$ 2,426,000	$ 7,266,000
Purchase and sale of ordinary shares to purchaser			42,500,000	25,000,000	20,000,000	15,000,000	10,380,000
Purchase price (in Dollars per share)			$ 0.08	$ 0.125	$ 0.14	$ 0.18	$ 0.7
Share capital amount (in Dollars)	[1]									$ 130,000		$ 130,000
Class A Ordinary Shares [Member] | Securities Purchase Agreements Member
Ordinary share (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.00004	$ 0.00004	$ 0.00004	$ 0.00004	$ 0.00004
Class A Ordinary Shares [Member] | Common Stock [Member]
Ordinary share (Details) [Line Items]
Ordinary shares, authorized		20,000,000,000								1,000,000,000							400,000,000
Ordinary shares, par value (in Dollars per share)										$ 0.008							$ 0.0001
Ordinary shares, shares issued														449,500			5,400,000
Ordinary shares, shares outstanding														449,500
Purchase and sale of ordinary shares to purchaser	[2]										212,500
Share capital amount (in Dollars)													$ 200,000,000
Class A Ordinary Shares [Member] | Initial Public Offering [Member]
Ordinary share (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)								$ 0.00004
Initial public offering									4,000,000
Public offering price per share (in Dollars per share)									$ 4
Gross proceeds (in Dollars)									$ 16,000,000
Purchase of common stock									600,000
Proceeds from the initial public offering								4,000,000
Class B Ordinary Shares [Member]
Ordinary share (Details) [Line Items]
Ordinary shares, authorized	[1]									5,000,000,000		5,000,000,000
Ordinary shares, par value (in Dollars per share)	[1]									$ 0.008		$ 0.008
Ordinary shares, shares issued	[1]									110,000		110,000
Ordinary shares, shares outstanding	[1]									110,000		110,000
Voting rights, description										each Class B Ordinary Share has ten (10) votes
Share capital amount (in Dollars)	[1]									$ 1,000		$ 1,000
Class B Ordinary Shares [Member] | Chief Executive Officer [Member]
Ordinary share (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)													$ 0.00004
Ordinary shares, shares issued													65,000
Class B Ordinary Shares [Member] | Common Stock [Member]
Ordinary share (Details) [Line Items]
Ordinary shares, authorized		5,000,000,000								250,000,000							100,000,000
Ordinary shares, par value (in Dollars per share)										$ 0.008							$ 0.0001
Ordinary shares, shares issued														45,000			3,600,000
Ordinary shares, shares outstanding														45,000

[1]	On March 3, 2025, the Company consolidated (each a “Share”) its common shares on the basis of 200 pre-consolidation Shares for one (1) post-consolidation share, which was approved by the Board on February 10, 2025. Share amounts have been retrospectively restated to reflect the post-consolidation number of shares.
[2]	On March 3, 2025, the Company consolidated (each a “Share”) its common shares on the basis of 200 pre-consolidation Shares for one (1) post-consolidation share, which was approved by the Board on February 10, 2025. Share amounts have been retrospectively restated to reflect the post-consolidation number of shares.